Leasehold Improvements, Equipment and Other Fixed Assets (Details Textual) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Leasehold Improvements, Equipment and Other Fixed Assets [Abstract]
Capital commitments under asset under constructions	$ 216,316